Trade and other payables	12 Months Ended
Jun. 30, 2025
Statement [line items]
Trade and other payables	Note 12. Trade and other payables

	2025	2024
	A$’000	A$’000
Trade payables	5,645	4,548
Accrued payables	4,472	10,519

	10,117	15,067

Refer to Note 22 for further information on financial instruments .